Condensed Financial Information of New Borun - Condensed Statements of Income (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses:
General and administrative	$ (6,979,061)	¥ (48,413,749)	¥ (50,254,277)	¥ (43,421,610)
Loss from operations	18,666,196	129,487,395	217,288,750	212,136,582
Other income:
Interest income	582,947	4,043,903	12,694,278	2,707,003
Income before income tax expenses	12,245,632	84,947,944	171,806,198	105,614,198
Income tax expense	3,061,408	21,236,986	42,951,549	26,403,549
Net income attributable to ordinary shareholders	9,184,224	63,710,958	128,854,649	79,210,649
New Borun
Other income:
Equity in earnings of subsidiaries	9,184,224	63,710,958	128,854,649	79,210,649
Income before income tax expenses	9,184,224	63,710,958	128,854,649	79,210,649
Net income attributable to ordinary shareholders	$ 9,184,224	¥ 63,710,958	¥ 128,854,649	¥ 79,210,649